Rule 497(e)
                                                                     R-33-16439


                      ROBERTSON STEPHENS INVESTMENT TRUST


                                   SUPPLEMENT
                   TO CLASS A PROSPECTUS DATED MARCH 1, 1998

     The Administrative Services Agreement between Robertson, Stephens & Company Investment Management, L.P. and certain of the Funds has been amended so that, beginning May 26, 1998, no fees will be payable by the Funds under the Agreement. The Diversified Growth, Growth & Income, Global Natural Resources, Global Value, Information Age, and MicroCap Growth Funds are currently parties to the Administrative Services Agreement. In addition, the rate at which the Contrarian Fund pays Rule 12b-1 fees has been reduced to the annual rate of 0.25% of the Fund's average daily net assets.

     As a result, the Expense Summary appearing on pages 2 - 3 of the prospectus is revised to read in its entirety as follows:


                                EXPENSE SUMMARY

     The following table summarizes an investor's maximum transaction costs from investing in Class A shares of each of the Funds and expenses incurred by each of the Funds based on its most recent fiscal year. The Example shows the cumulative expenses attributable to a $1,000 investment in the Funds over specified periods.


SHAREHOLDER TRANSACTION EXPENSES:
 Maximum Sales Load Imposed on Purchases ....................   None
 Maximum Sales Load Imposed on Reinvested Dividends .........   None
 Deferred Sales Load ........................................   None
 Redemption Fee* ............................................   None
 Exchange Fee ...............................................   None

---------
*  A $9.00 FEE IS CHARGED FOR REDEMPTIONS MADE BY BANK WIRE.

ANNUAL FUND OPERATING EXPENSES
(as a percentage of average net assets):



                                                               DEVELOPING      DIVERSIFIED     EMERGING     GLOBAL NATURAL
                                             CONTRARIAN        COUNTRIES          GROWTH        GROWTH        RESOURCES
                                          ---------------   ---------------   -------------   ----------   --------------
Management Fees .......................         1.50%             1.25%            1.00%          1.00%          1.00%
Rule 12b-1 Expenses ...................         0.25%(1)          0.25%(1)         0.25%          0.25%          0.25%
Other Expenses ........................         0.23%             0.60%(1)         0.64%          0.25%          0.32%
                                                -------           -------          ----           ----           ----
Total Fund Operating Expenses .........         1.98%(1)          2.10%(1)         1.89%          1.50%          1.57%


                                              GLOBAL          GROWTH &     INFORMATION      MICROCAP                 VALUE +
                                              VALUE            INCOME          AGE           GROWTH      PARTNERS    GROWTH
                                        ----------------- --------------- ------------- --------------- ---------- ----------
Management Fees .......................        1.00%            1.00%          1.00%          1.25%         1.25%      1.00%
Rule 12b-1 Expenses ...................        0.25%            0.25%          0.25%          0.25%         0.25%      0.25%
Other Expenses ........................        0.70%(1)*        0.05%(1)       0.32%          0.45%(1)      0.28%      0.19%
                                               -------          -------        ----           -------       ----       ----
Total Fund Operating Expenses .........        1.95%(1)*        1.30%(1)       1.57%          1.95%(1)      1.78%      1.44%

---------
(1)  REFLECTING VOLUNTARY EXPENSE LIMITATIONS.

*  ESTIMATED BASED ON EXPECTED EXPENSES DURING CURRENT FISCAL YEAR.


EXAMPLE

     An investment of $1,000 in a Fund would incur the following expenses, assuming 5% annual return and redemption at the end of each period:



                                                1 YEAR     3 YEARS     5 YEARS     10 YEARS
                                               --------   ---------   ---------   ---------
The Contrarian FundTM ......................      $20        $62         $107        $230
The Developing Countries Fund ..............      $21        $66         $113        $242
The Diversified Growth Fund ................      $19        $59         $102        $220
The Emerging Growth Fund ...................      $15        $47         $ 82        $179
The Global Natural Resources Fund ..........      $16        $50         $ 85        $186
The Global Value Fund ......................      $20        $61         $105        $227
The Growth & Income Fund ...................      $13        $41         $ 71        $156
The Information Age FundTM .................      $16        $50         $ 85        $186
The MicroCap Growth Fund ...................      $20        $61         $105        $227
The Partners Fund ..........................      $18        $56         $ 96        $209
The Value + Growth Fund ....................      $15        $46         $ 79        $172

     This information is provided to help investors understand the operating expenses of the Funds. THE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF FUTURE PERFORMANCE. ACTUAL EXPENSES MAY BE MORE OR LESS THAN THOSE SHOWN. Other Expenses and Total Fund Operating Expenses for some of the Funds reflect voluntary expense limitations currently in effect. In the absence of those limitations, Other Expenses and Total Fund Operating Expenses, respectively, of those Funds would be as follows: Developing Countries Fund, 1.03% and 2.53%; Global Value Fund, 1.96% and 3.21%; Growth & Income Fund, 0.47% and 1.72%; MicroCap Growth Fund, 1.10% and 2.60% (without giving effect to any reduction in administrative service fees described below). In addition, Rule 12b-1 Expenses for the Contrarian FundTM and the Developing Countries Fund reflect the rates to which the Trustees have limited payments under the Funds' Distribution Plans; in the absence of those limitations, the Funds' Rule 12b-1 Expenses would be 0.75% and 0.50%, respectively, and Total Fund Operating Expenses would be 2.48% and 2.78%, respectively. Until May 26, 1998, each of the Diversified Growth, Growth & Income, Global Natural Resources, Global Value, Information Age, and MicroCap Growth Funds paid fees under an administrative services agreement with Robertson Stephens Investment Management at the annual rate of 0.25% of a Fund's average daily net assets; the agreement was amended on that date to provide that no fee would be payable by those Funds for services under the agreement. Other Expenses and Total Fund Operating Expenses for those Funds are shown in the table above giving effect to the fee reduction. In the absence of the fee reduction, Other Expenses and Total Fund Operating Expenses for the Diversified Growth Fund would be 0.89% and 2.14%, respectively; for the Global Natural Resources Fund, 0.57% and 1.82%, respectively; and for the Information Age Fund, 0.57% and 1.82%, respectively. The Management Fees paid by the Funds are higher than those paid by most other mutual funds. Because of Rule 12b-1 fees paid by the Funds, long-term shareholders may pay more than the economic equivalent of the maximum front-end sales load permitted under applicable broker-dealer sales rules.

     PORTFOLIO MANAGERS. Ms. Cathy Baker has been named a co-portfolio manager of the Information Age Fund. Ms. Baker joined the Robertson Stephens Investment Management research team in March 1997. Previously, Ms. Baker served as a senior analyst covering information services companies at Robertson, Stephens & Co. beginning in the spring of 1995. Prior to joining Robertson, Stephens & Co., Ms. Baker served as an analyst at Cowen & Company. Ms. Baker also has previous brokerage analyst experience at J.P. Morgan Securities and industry experience at IBM as an analyst in software acquisitions. Ms. Baker has a B.S.E. in electrical engineering from the University of Michigan and holds an M.B.A. from Carnegie-Mellon University.


July 29, 1998

                                                                    Rule 497(e)
                                                                     R-33-16439


                      ROBERTSON STEPHENS INVESTMENT TRUST


                                   SUPPLEMENT
                   TO CLASS C PROSPECTUS DATED MARCH 1, 1998

     The Administrative Services Agreement between Robertson, Stephens & Company Investment Management, L.P. and certain of the Funds has been amended so that, beginning May 26, 1998, no fees will be payable by the Funds under the Agreement. The Diversified Growth, Growth & Income, Global Natural Resources, Global Value, Information Age, and MicroCap Growth Funds are currently parties to the Administrative Services Agreement.

     As a result, the Expense Summary appearing on pages 2 - 3 of the prospectus is revised to read in its entirety as follows:


                                EXPENSE SUMMARY

     The following table summarizes an investor's maximum transaction costs from investing in Class C shares of each of the Funds and expenses each of the Funds expects to incur in respect of its Class C shares during the current fiscal year. The Example shows the cumulative expenses attributable to a $1,000 investment in Class C shares of the Funds over specified periods.


      SHAREHOLDER TRANSACTION EXPENSES:
       Maximum Sales Load Imposed on Purchases ...........            None
       Maximum Sales Load Imposed on Reinvested Dividends             None
       Redemption Fee* ...................................            None
       Exchange Fee ......................................            None
       Contingent Deferred Sales Charge
         (as a percentage of the original purchase price)   1.0% in the first year,
                                                           and eliminated thereafter

---------
* A $9.00 FEE IS CHARGED FOR REDEMPTIONS MADE BY BANK WIRE.

ANNUAL FUND OPERATING EXPENSES
(as a percentage of average net assets)



                                                                                                           GLOBAL
                                                             DEVELOPING      DIVERSIFIED     EMERGING      NATURAL
                                            CONTRARIAN       COUNTRIES          GROWTH        GROWTH      RESOURCES
                                           ------------   ---------------   -------------   ----------   ----------
Management Fees ........................        1.50%           1.25%            1.00%          1.00%        1.00%
Rule 12b-1 Expenses ....................        0.75%           0.75%            0.75%          0.75%        0.75%
Shareholder Service Fee ................        0.25%           0.25%            0.25%          0.25%        0.25%
Other Expenses* ........................        0.23%           0.60%(1)         0.64%          0.25%        0.32%
                                                -----           --------         -----         ------        -----
Total Fund Operating Expenses* .........        2.73%           2.85%(1)         2.64%          2.25%        2.32%



                                               GLOBAL         GROWTH &     INFORMATION      MICROCAP                 VALUE+
                                               VALUE           INCOME          AGE           GROWTH      PARTNERS    GROWTH
                                          --------------- --------------- ------------- --------------- ---------- ----------
Management Fees .........................       1.00%           1.00%          1.00%          1.25%         1.25%      1.00%
Rule 12b-1 Expenses .....................       0.75%           0.75%          0.75%          0.75%         0.75%      0.75%
Shareholder Service Fee .................       0.25%           0.25%          0.25%          0.25%         0.25%      0.25%
Other Expenses* .........................       0.70%(1)        0.05%(1)       0.32%          0.45%(1)      0.28%      0.19%
                                                --------        --------       -----          --------      -----      -----
Total Fund Operating Expenses * .........       2.70%(1)        2.05%(1)       2.32%          2.70%(1)      2.53%      2.19%


---------
(1)  REFLECTING VOLUNTARY EXPENSE LIMITATIONS.

*  ESTIMATED BASED ON EXPECTED EXPENSES DURING THE CURRENT FISCAL YEAR.


EXAMPLE

     An investment of $1,000 in Class C shares of the Funds would incur the following expenses, assuming 5% annual return and redemption at the end of each period:



                                                1 YEAR     3 YEARS     5 YEARS     10 YEARS
                                               --------   ---------   ---------   ---------
The Contrarian FundTM ......................      $38        $85         $144        $305
The Developing Countries Fund ..............      $39        $88         $150        $316
The Diversified Growth Fund ................      $37        $82         $140        $296
The Emerging Growth Fund ...................      $33        $70         $120        $258
The Global Natural Resources Fund ..........      $34        $72         $124        $265
The Global Value Fund ......................      $37        $84         $143        $302
The Growth & Income Fund ...................      $31        $64         $110        $237
The Information Age FundTM .................      $34        $72         $124        $265
The MicroCap Growth Fund ...................      $37        $84         $143        $302
The Partners Fund ..........................      $36        $79         $134        $285
The Value + Growth Fund ....................      $32        $68         $117        $251


     This information is provided to help investors understand the operating expenses of the Funds. THE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF FUTURE PERFORMANCE. ACTUAL EXPENSES MAY BE MORE OR LESS THAN THOSE SHOWN. Other Expenses and Total Fund Operating Expenses for the Funds are estimated based on the expenses the Funds expect to incur with respect to their Class C shares; they also reflect voluntary expense limitations currently in effect for some of the Funds. In the absence of those expense limitations, Other Expenses and Total Fund Operating Expenses, respectively, of those Funds would be as follows:
Developing Countries Fund, 1.04% and 3.29%; Global Value Fund, 1.97% and 3.97%; Growth & Income Fund, 0.48% and 2.48%; and MicroCap Growth Fund, 1.10% and 3.35% (without giving effect to any reduction in administrative service fees described below). Until May 26, 1998, each of the Diversified Growth, Growth & Income, Global Natural Resources, Global Value, Information Age, and MicroCap Growth Funds paid fees under an administrative services agreement with Robertson Stephens Investment Management at the annual rate of 0.25% of a Fund's average daily net assets; the agreement was amended on that date to provide that no fee would be payable by those Funds for services under the agreement. Other Expenses and Total Fund Operating Expenses for those Funds are shown in the table above giving effect to the fee reduction. In the absence of the fee reduction, Other Expenses and Total Fund Operating Expenses for the Diversified Growth Fund would be 0.89% and 2.89%, respectively; for the Global Natural Resources Fund, 0.57% and 2.57%, respectively; and for the Information Age Fund, 0.57% and 2.57%, respectively. The Management Fees paid by the Funds are higher than those paid by most other mutual funds. Because of Rule 12b-1 fees paid by the Funds, long-term shareholders may pay more than the economic equivalent of the maximum front-end sales load permitted under applicable broker-dealer sales rules.

     PORTFOLIO MANAGERS. Ms. Cathy Baker has been named a co-portfolio manager of the Information Age Fund. Ms. Baker joined the Robertson Stephens Investment Management research team in March 1997. Previously, Ms. Baker served as a senior analyst covering information services companies at Robertson, Stephens & Co. beginning in the spring of 1995. Prior to joining Robertson, Stephens & Co., Ms. Baker served as an analyst at Cowen & Company. Ms. Baker also has previous brokerage analyst experience at J.P. Morgan Securities and industry experience at IBM as an analyst in software acquisitions. Ms. Baker has a B.S.E. in electrical engineering from the University of Michigan and holds an M.B.A. from Carnegie-Mellon University.


July 29, 1998

                                  ROPES & GRAY
                            ONE INTERNATIONAL PLACE
                        BOSTON, MASSACHUSETTS 02110-2624
                                 (617) 951-7000
                              FAX: (617) 951-7050




                                 JULY 29, 1998
VIA EDGAR


SECURITIES AND EXCHANGE COMMISSION
450 FIFTH STREET, N.W.
WASHINGTON, D.C. 20549


   RE:  ROBERTSON STEPHENS INVESTMENT TRUST
        REGISTRATION NO. 33-16439


LADIES AND GENTLEMEN:

     Enclosed for filing on behalf of Robertson Stephens Investment Trust pursuant to Rule 497(e) under the Securities Act of 1933, as amended, is (i) a Supplement dated July 29, 1998 to the Trust's Class A Prospectus dated March 1, 1998 and (ii) a Supplement dated July 29, 1998 to the Trust's Class C Prospectus dated March 1, 1998.

     Any questions or comments with respect to the enclosed materials should be directed to the undersigned at (617) 951-7892 or to Timothy W. Diggins of this office at (617) 951-7389.

                                      Very truly yours,

                                      /s/ Annmarie F. Wixon
                                      ---------------------
                                      Annmarie F. Wixon



Enclosure
AFW